Leases -summary of Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 14,541	€ 8,956
Arising on business combinations	521	6,848
Effects of movements in exchange rates	(362)	569
Additions	5,625	1,336
Disposals	(115)	(327)
Amortization	(6,045)	(2,841)
Ending Balance	14,165	14,541
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	14,528	8,929
Arising on business combinations	521	6,848
Effects of movements in exchange rates	(367)	568
Additions	5,625	1,336
Disposals	(115)	(327)
Amortization	(6,027)	(2,826)
Ending Balance	14,165	14,528
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	13	27
Arising on business combinations	0	0
Effects of movements in exchange rates	5	1
Additions	0	0
Disposals	0	0
Amortization	(18)	(15)
Ending Balance	€ 0	€ 13